Contingencies and Commitments (Details) - Schedule of estimated date of completion of the respective litigation $ in Millions	Dec. 31, 2021 CLP ($)
Contingencies and Commitments (Details) - Schedule of estimated date of completion of the respective litigation [Line Items]
Legal contingencies	$ 474
2022 [Member]
Contingencies and Commitments (Details) - Schedule of estimated date of completion of the respective litigation [Line Items]
Legal contingencies	29
2023 [Member]
Contingencies and Commitments (Details) - Schedule of estimated date of completion of the respective litigation [Line Items]
Legal contingencies	295
2024 [Member]
Contingencies and Commitments (Details) - Schedule of estimated date of completion of the respective litigation [Line Items]
Legal contingencies	150
2025 [Member]
Contingencies and Commitments (Details) - Schedule of estimated date of completion of the respective litigation [Line Items]
Legal contingencies
2026 [Member]
Contingencies and Commitments (Details) - Schedule of estimated date of completion of the respective litigation [Line Items]
Legal contingencies